UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 - June 30, 2017

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1 : Proxy Voting Record Fund Name : Capital World Bond Fund Reporting Period : July 01, 2016 - June 30, 2017

NBCUniversal Enterprise, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 63946CAE8	05/17/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Bernard C. Watson	Mgmt	For	For	For

Nii Holdings Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NIHD	CUSIP 62913F508	05/24/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Kevin L. Beebe	Mgmt	For	For	For
	2	Elect James V. Continenza	Mgmt	For	For	For
	3	Elect Howard S. Hoffmann	Mgmt	For	For	For
	4	Elect Ricardo Knoepfelmacher	Mgmt	For	For	For
	5	Elect Christopher T. Rogers	Mgmt	For	For	For
	6	Elect Robert A. Schriesheim	Mgmt	For	For	For
	7	Elect Steven M. Shindler	Mgmt	For	Against	Against
	8	Advisory Vote on Executive Compensation	Mgmt	For	Against	Against
	9	Ratification of Auditor	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

(Registrant)

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 28, 2017